Provision	12 Months Ended
Dec. 31, 2023
Text Block 1 [Abstract]
Provision
22.
Provision

Reinstatement costs

Provision for reinstatement costs relate to the cost of dismantling and removing assets and restoring the premises to its original condition as stipulated in the lease agreements. The Group expects to incur the liability upon termination of the leases between April 2024 to November 2026.

	2023	2022
	S$’000	S$’000
Beginning of financial year	952	605
Currency revaluation adjustments	(19)	(20)
Additions	15	438
Accretion cost	32	20
Reversal during the year	(40)	(14)
Provision utilised during the year	(28)	(77)
End of financial year	912	952
Current	148	280
Non-current	764	672
End of financial year	912	952